Statement of Assets Acquired and Liabilities Assumed - Awaysis Belize Limited [Member]	Dec. 19, 2024 USD ($)
Assets acquired:
Cash in Bank	$ 18,699
Inventories	533,050
Mortgage Receivable	499,437
Property and Equipment	739,221
Site Development	951,850
Land	1,641,660
Escrow Deposit on Land Contract	81,498
Total assets acquired	4,465,415
Liabilities assumed:
Total liabilities assumed	(4,465,415)
Net assets acquired	(0)
B O S Investment Inc [Member]
Liabilities assumed:
Due to Michael Singh	(1,703,897)
Michael Singh [Member]
Liabilities assumed:
Due to Michael Singh	$ (2,761,518)